Intangible Assets, Net - Schedule of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		¥ 2,279,154		¥ 2,189,954
Accumulated Amortization		(2,181,536)		(2,036,896)
Accumulated Impairment Amount		(85,064)		(63,236)
Net Carrying Amount		12,554	$ 1,828	89,822
Domain Name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		12,247		11,540
Accumulated Amortization		(3,566)		(3,451)
Accumulated Impairment Amount		(8,667)		(8,072)
Net Carrying Amount		14		17
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,481		1,481
Accumulated Amortization		(641)		(489)
Accumulated Impairment Amount		0		0
Net Carrying Amount		840		992
Insurance Agency License
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		2,848		2,848
Accumulated Amortization		(748)		(748)
Accumulated Impairment Amount		(2,100)		(2,100)
Net Carrying Amount		0		0
Broadcasting license
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		86,667		86,667
Accumulated Amortization		(47,977)		(47,977)
Accumulated Impairment Amount		(38,690)		(38,690)
Net Carrying Amount		0		0
Buyer and Customer Relationship
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		502,270		502,270
Accumulated Amortization		(475,937)		(468,037)
Accumulated Impairment Amount		(17,033)		0
Net Carrying Amount		9,300		34,233
Brand
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	[1]	184,470		184,470
Accumulated Amortization	[1]	(172,110)		(172,110)
Accumulated Impairment Amount	[1]	(12,360)		(12,360)
Net Carrying Amount	[1]	0		0
Strategic Business Resources
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	[2]	1,456,331		1,367,838
Accumulated Amortization	[2]	(1,456,331)		(1,321,838)
Accumulated Impairment Amount	[2]	0		0
Net Carrying Amount	[2]	0		46,000
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		32,840		32,840
Accumulated Amortization		(24,226)		(22,246)
Accumulated Impairment Amount		(6,214)		(2,014)
Net Carrying Amount		¥ 2,400		¥ 8,580

[1]	Brand was acquired through the Group’s acquisitions with Aimei and Meiliworks (Note 1(a)).
[2]	Strategic business resources were acquired through a business cooperation agreement the Company entered into with Tencent in July 2018. Pursuant to the agreement, Tencent offered the Company traffic support through Tencent’s online platform and provided the Company certain intellectual property resources to promote and advertise the Company’s products and brands.